Label	Element	Value
Innovator U.S. Equity Power Buffer ETF™ - March | State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $6.86 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.10%
Innovator U.S. Equity Power Buffer ETF™ - March | State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $685.99 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
Innovator U.S. Equity Power Buffer ETF™ - March | State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $583.09 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.70%)
Innovator U.S. Equity Power Buffer ETF™ - March | State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $773.73 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.70%)